Financial Risk Management Objectives and Policies - Summary of Liquidity Risk (Detail) - Liquidity risk [Member] - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 469,337	€ 604,452
Cash and cash equivalents [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	345,918	236,748
Short-Term Deposits [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 123,419	€ 367,704